Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 31,068	$ 31,978	$ 27,195	$ 26,579	$ 25,842	$ 24,966	$ 20,948	$ 22,379	$ 22,625	$ 111,594	$ 90,918	$ 77,975
Gross profit	25,812	26,592	23,102	22,410	21,543	20,905	17,371	18,937	18,935	93,647	76,148	65,411
Operating income (loss)	(3,019)	(905)	(906)	(235)	(278)	180	(764)	(743)	53	(2,324)	(1,274)	2,980
Net loss	$ (3,499)	$ (15,105)	$ (7,984)	$ (2,959)	$ (1,887)	$ (2,426)	$ (3,050)	$ (2,099)	$ (2,126)	$ (27,935)	$ (9,701)	$ (1,828)
Net loss per common share	$ (0.15)	$ (0.69)	$ (1.68)	$ (0.62)	$ (0.41)	$ (0.52)	$ (0.66)	$ (0.45)	$ (0.46)	$ (3.09)	$ (2.10)	$ (0.41)